Discontinued operations - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Romania
Disclosure of analysis of single amount of discontinued operations [line items]
Cash flows from (used in) operating activities	$ 414,000	$ (164,000)
Cash flows used in investing activities	$ 0	33,000
Certej Project
Disclosure of analysis of single amount of discontinued operations [line items]
Sale of asset recognized as completed sale, period	1 year
Impairment of property, plant and equipment		394,723,000
Impairment of proper, plant and equipment net of deferred tax		$ 374,684,000